Average Annual Total Returns{- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-09 - Fidelity International Real Estate Fund	Fidelity International Real Estate Fund Return Before Taxes Past 1 year	Fidelity International Real Estate Fund Return Before Taxes Past 5 years	Fidelity International Real Estate Fund Return Before Taxes Past 10 years	Fidelity International Real Estate Fund After Taxes on Distributions Past 1 year	Fidelity International Real Estate Fund After Taxes on Distributions Past 5 years	Fidelity International Real Estate Fund After Taxes on Distributions Past 10 years	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years	RT004 Past 1 year	RT004 Past 5 years	RT004 Past 10 years
Total	11.87%	12.46%	11.79%	10.08%	11.31%	10.39%	7.59%	9.60%	9.17%	11.48%	9.78%	8.22%	6.93%	6.79%	7.96%